BASIS OF PRESENTATION (Details Narrative) - 6 months ended Jun. 30, 2025 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Notes and other explanatory information [abstract]
Current liabilities	$ 1,630	¥ 11,685
Translated exchange description	US$1.00 = CNY7.1725